Description of The Business and Group Composition - Summary of Detailed Information About Material Non-controlling Interests (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets		€ 143,428	€ 149,731
Non-current assets		175,596	188,616
Current liabilities		(158,346)	(154,663)
Non-current liabilities		(102,470)	(110,396)
Revenue		318,797	328,618	€ 468,487
Profit/(loss) for the year		(15,382)	(16,162)	1,288
Other comprehensive income/(loss)		(310)	(3,445)	2,049
Total comprehensive income/(loss) for the year		(15,692)	(19,607)	3,337
Profit/(loss) allocated to NCI - 49%		(232)	(93)	1,828
Cash flow provided by operating activities		8,994	11,467	28,606
Cash flow used in investing activities		(4,323)	(7,876)	(4,646)
Cash flow used in financing activities (dividends to NCI for years ended December 31, 2024, 2023 and 2022, respectively 149, 698 and 589)	[1]	(12,760)	(15,698)	(13,534)
Natuzzi Florida LLC [member]
Disclosure of subsidiaries [line items]
Current assets		11,496	9,524
Non-current assets		12,833	13,589
Current liabilities		(12,738)	(10,469)
Non-current liabilities		(7,822)	(8,797)
Net assets		3,769	3,847
Net assets attributable to NCI – 49%		1,847	1,885
Revenue		20,487	18,643	21,481
Expenses		(20,525)	(19,540)	(18,488)
Profit/(loss) for the year		(38)	(897)	2,993
Other comprehensive income/(loss)		240	(219)	195
Total comprehensive income/(loss) for the year		202	(1,116)	3,188
Profit/(loss) allocated to NCI - 49%		(19)	(440)	1,467
Other comprehensive income/(loss) allocated to NCI		118	(107)	96
Cash flow provided by operating activities		2,122	2,463	1,464
Cash flow used in investing activities		(87)	(1,122)	(599)
Cash flow used in financing activities (dividends to NCI for years ended December 31, 2024, 2023 and 2022, respectively 149, 698 and 589)		€ (2,324)	€ (2,401)	€ (1,892)

[1]	The financing transaction of 2,500 occurred in 2024 with the majority shareholder is a non-cash transaction. See note 30.